Business developments - Share transactions (Details 2) - CHF (SFr) SFr in Millions, shares in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Transaction Date	May 18, 2017
Issuances of common shares	SFr 4,253	SFr 725	SFr 6,035
Rights Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Description of Transaction	On May 18, 2017, the Group held an Extraordinary General Meeting at which shareholders approved a capital increase by way of a rights offering. By the end of the rights exercise period on June 7, 2017, 99.2% of the rights had been exercised and 390,206,406 newly issued shares were subscribed. The remaining 3,026,166 newly issued shares that were not subscribed were sold in the market. The capital increase resulted in 393,232,572 newly issued shares and net proceeds for the Group of CHF 4.1 billion.
Sale of Stock, Number of Shares Issued in Transaction	393,232,572
Issuances of common shares	SFr 4,100
Bank
Subsidiary, Sale of Stock [Line Items]
Issuances of common shares	SFr 0	SFr 0	SFr 0